Net Revenues of Company's Contract Assets (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenues [Abstract]
Opening balance	$ 43,366
Additions	10,839
Reduction in revenue recognized	(5,902)
Closing balance	$ 48,303